Other Assets	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Other Assets
Note 12: Other Assets
Customers’ Liability under Acceptances
Acceptances represent a form of negotiable short-term debt issued by our customers, which we guarantee for a fee. The fees earned are recorded in non-interest revenue,
lending fees in our Consolidated Statement of Income over the term of the acceptance. The amount potentially due under acceptances is recorded in other liabilities in our Consolidated Balance Sheet. We record the bank’s equivalent claim against our customers in the event of a call on these commitments in other assets in our Consolidated Balance Sheet.
Other
The components of other within other assets are as follows:

(Canadian $ in millions)	2020	2019
Accounts receivable, prepaid expenses and other items	2,942	2,700
Accrued interest receivable	1,586	1,755
Bank owned life insurance policies	4,352	4,242
Leased vehicles, net of accumulated amortization	677	870
Cash collateral	6,344	3,722
Due from clients, dealers and brokers	161	177
Insurance-related assets	1,507	1,163
Other employee future benefits assets (Note 21)	38	46
Pension asset (Note 21)	124	186
Precious metals (1)	7,744	1,719
Total	25,475	16,580

(1)	Precious metals are recorded at their fair value based on quoted prices in active markets.

Certain	comparative figures have been reclassified to conform with the current year’s presentation.